Goodwill and Intangible Assets - Intangible assets, net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Intangible assets with finite lives:
Net	$ 291,766		$ 291,766		$ 294,997
Total intangible assets, net	310,265		310,265		313,483
Amortization expense related to intangible assets	11,500	$ 11,400	22,200	$ 21,300
Predecessor
Intangible assets with finite lives:
Net					294,997	$ 227,198
Total intangible assets, net					313,483	231,284
Amortization expense related to intangible assets					45,000	38,600
Trademarks
Intangible assets with finite lives:
Gross carrying value	18,499		18,499		18,486
Trademarks | Predecessor
Intangible assets with finite lives:
Gross carrying value					18,486	4,086
Merchant contract portfolios
Intangible assets with finite lives:
Gross carrying value	282,614		282,614		274,780
Accumulated amortization	(125,515)		(125,515)		(113,747)
Accumulated impairment losses	(5,658)		(5,658)		(5,658)
Foreign currency translation adjustment	(28,443)		(28,443)		(26,057)
Net	122,998		122,998		129,318
Merchant contract portfolios | Predecessor
Intangible assets with finite lives:
Gross carrying value					274,780	240,654
Accumulated amortization					(113,747)	(87,409)
Accumulated impairment losses					(5,658)	(5,658)
Foreign currency translation adjustment					(26,057)	(37,765)
Net					129,318	109,822
Marketing alliance agreements
Intangible assets with finite lives:
Gross carrying value	191,954		191,954		187,758
Accumulated amortization	(41,694)		(41,694)		(35,509)
Accumulated impairment losses	(7,585)		(7,585)		(7,585)
Foreign currency translation adjustment	(17,671)		(17,671)		(15,561)
Net	125,004		125,004		129,103
Marketing alliance agreements | Predecessor
Intangible assets with finite lives:
Gross carrying value					187,758	154,760
Accumulated amortization					(35,509)	(23,716)
Accumulated impairment losses					(7,585)	(7,585)
Foreign currency translation adjustment					(15,561)	(25,524)
Net					129,103	97,935
Trademarks
Intangible assets with finite lives:
Gross carrying value	27,283		27,283		25,084
Accumulated amortization	(9,596)		(9,596)		(8,485)
Foreign currency translation adjustment	(4,355)		(4,355)		(3,701)
Net	13,332		13,332		12,898
Trademarks | Predecessor
Intangible assets with finite lives:
Gross carrying value					25,084	25,084
Accumulated amortization					(8,485)	(6,467)
Foreign currency translation adjustment					(3,701)	(5,898)
Net					12,898	12,719
Internally developed software
Intangible assets with finite lives:
Gross carrying value	52,620		52,620		42,442
Accumulated amortization	(11,696)		(11,696)		(9,760)
Accumulated impairment losses	(9,324)		(9,324)		(9,324)
Foreign currency translation adjustment	(3,607)		(3,607)		(3,247)
Net	27,993		27,993		20,111
Internally developed software | Predecessor
Intangible assets with finite lives:
Gross carrying value					42,442	26,727
Accumulated amortization					(9,760)	(6,772)
Accumulated impairment losses					(9,324)	(9,324)
Foreign currency translation adjustment					(3,247)	(3,909)
Net					20,111	$ 6,722
Non-competition agreements
Intangible assets with finite lives:
Gross carrying value	6,400		6,400		6,200
Accumulated amortization	(3,961)		(3,961)		(2,633)
Net	$ 2,439		$ 2,439		3,567
Non-competition agreements | Predecessor
Intangible assets with finite lives:
Gross carrying value					6,200
Accumulated amortization					(2,633)
Net					$ 3,567